REVENUE	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
REVENUE
19. REVENUE
Revenue is disaggregated based on how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors.
Marketing

Performance marketing. Performance marketing revenue consists of (i) Cost Per Acquisition (“CPA”) revenue from arrangements where we are paid exclusively by a single cash payment for each referred player, (ii) revenue share arrangements where we are paid exclusively by a share of the customer’s net gambling revenue ("NGR") from the referred players, (iii) hybrid revenue from arrangements where we are paid by both a CPA commission and a revenue share commission from the referred players and (iv) ticketing revenue from fees and commissions from ticket reservation for recreational and leisure events.

Within performance marketing arrangements, the Group considers each referred player and each ticket reservation to represent a separate performance obligation.

The performance obligation of referral arrangements is satisfied at the point in time when the referral is accepted by the relevant online gambling operator. Revenue share fees for each referred player are considered variable consideration and are only recognized to the extent it is probable that no significant reversal of cumulative revenue recognized for the referral will occur when the ultimate fees are known.

CPA fees for each referred player are recognized when earned upon acceptance of the referral by the online gambling operator.

Fees generated by each customer during a particular month are typically paid to us within 30-45 days after the invoice date.

The Group acts as an agent in ticketing arrangements as it does not control the underlying event. The revenue is recognized on a net basis, calculated as the proceeds collected from a customer less the cost of the ticket sold. Ticketing revenue is recognized at a point in time when the sale is made as the Group’s performance obligation is to facilitate and process the transaction and issue the ticket.

Advertising and other. Advertising, media and other revenue includes revenue from arrangements not based on the referred players and includes advertising on our platform and onboarding fees. Revenue is recognized on a straight-line basis over the term of the contract.

Data

Subscription. Data revenue consists of consumer and enterprise subscription revenue from data, data analytics and data syndication services. For subscription revenue, the Group considers each subscription to be a separate performance obligation. The Group satisfies its performance obligation, and revenue from these services is recognized, on a straight-line basis over the subscription period. The Group records deferred revenue upon execution of subscriptions when the subscription plan requires upfront payment.

	Year ended December 31,
	2025	2024	2023
Marketing	124,320	118,815	101,000
Data	41,127	8,367	7,652
Total revenues	165,447	127,182	108,652
The Group presents revenue as disaggregated by market based on the location of the end user as follows:

	Year ended December 31,
	2025	2024	2023
North America	87,235	55,500	60,755
U.K. and Ireland	41,660	39,179	31,347
Other Europe	26,102	22,463	10,994
Rest of the world	10,450	10,040	5,556
Total revenues	165,447	127,182	108,652
The Group presents disaggregated revenue by monetization type as follows:

	Year ended December 31,
	2025	2024	2023
Performance marketing	103,567	101,078	87,824
Subscription	41,127	8,367	7,652
Advertising & other	20,753	17,737	13,176
Total revenues	165,447	127,182	108,652

During the year ended December 31, 2025, performance marketing revenue was generated by the following categories: cost per acquisition 37%, revenue share 24%, hybrid 37% and ticketing 2% compared to 43%, 23% 34% and nil, respectively, during the year ended December 31, 2024 and 58%, 13%, 29% and nil during the year ended December 31, 2023.

The Group also tracks its revenues based on the product type from which it is derived. Revenue disaggregated by product type is as follows:

	Year ended December 31,
	2025	2024	2023
Casino	96,545	92,224	66,869
Sports	65,085	33,888	41,189
Other	3,817	1,070	594
Total revenues	165,447	127,182	108,652
Presentation of revenue by product type for the comparative years were adjusted to enhance comparability and consistency in revenue presentation. This resulted in a reclassification from ‘Other’ to ‘Sports’ of $606 for the year ended December 31, 2024 and a reclassification from Other to Sports of $555 for the year ended December 31, 2023.

Contract balances
The following table provides contract assets and contract liabilities from contracts with customers:

	As at December 31,
	2025	2024
Contract assets	584	252
Contract liabilities	(5,100)	(2,616)
The contract assets primarily relate to the Group’s rights to consideration for services provided but not yet billed at the reporting date. The contract assets mainly relate to performance marketing revenue and subscription and content syndication revenue. Contract assets are transferred to receivables when the rights become unconditional and an invoice is issued.
The contract liabilities primarily relate to the advances received from customers for subscriptions purchased for the RotoWire.com and OddsJam.com website, for which revenue is recognized over time. It is expected that deferred income will be recognized as revenue over the next year.
The following table shows how much of the revenue recognized in the years ended December 31, 2025, December 31, 2024 and December 31, 2023 relate to brought forward contract liabilities:

	Year ended December 31,
	2025	2024	2023
Subscription	2,616	2,207	1,692

Customers
For the years ended December 31, 2025 and December 31, 2024, our top ten customers accounted for 25% and 32% of our revenue, respectively, and no revenues were generated above 10% from a single customer. For the year ended December 31, 2023, our top ten customers accounted for 48% of our revenue and our largest customer accounted for 16% of our revenue.